PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statements of Operations
Net revenue	¥ 7,818,681	¥ 5,738,972	¥ 4,122,405
Cost of revenue	(6,039,252)	(4,188,521)	(3,079,679)
Gross loss	1,779,429	1,550,451	1,042,726
Operating expenses
Selling and marketing expenses	(148,614)	(134,937)	(129,901)
General and administrative expenses	(1,021,950)	(702,524)	(411,418)
Research and development expenses	(39,343)	(40,049)	(21,627)
Income from operations	569,522	672,941	479,780
Other income (expenses):
Interest income	50,445	29,011	53,017
Interest expenses	(1,654,737)	(1,316,506)	(968,693)
Others, net	(1,557)	4,952	5,565
Loss before income taxes	(948,752)	(548,436)	(426,433)
Income tax expenses	(242,461)	(120,778)	(15,650)
Net income	(1,191,213)	(669,214)	(442,083)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Cost of revenue	(116,151)	(94,312)	(50,201)
Gross loss	(116,151)	(94,312)	(50,201)
Operating expenses
Selling and marketing expenses	(54,768)	(58,649)	(40,721)
General and administrative expenses	(285,077)	(224,934)	(153,854)
Research and development expenses	(8,096)	(4,596)	(2,364)
Income from operations	(464,092)	(382,491)	(247,140)
Other income (expenses):
Interest income	25,215	18,641	48,020
Interest expenses	(95,313)	(155,605)	(128,539)
Equity in loss of subsidiaries and consolidated VIEs	(653,251)	(144,153)	(114,418)
Others, net	223	(2,799)	(6)
Loss before income taxes	(1,187,218)	(666,407)	(442,083)
Net income	¥ (1,187,218)	¥ (666,407)	¥ (442,083)